Investments in Other Entities - Summary of Investments in Other Entities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments accounted for using equity method | Investment in associates and joint ventures
Disclosure of investments in associates and other [line items]
Investments accounted for using the equity method	$ 10,588	$ 10,233